Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of December 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 75.0%
	BANKS – 35.5%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$586,500
	Bank of America Corp.
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(2)	Baa3	542,223
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(2)	Baa3	2,153,750
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(2)	Baa3	282,500
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(2)	Baa3	4,966,052
11,950	Bank of Hawaii Corp., 4.375%, Series A(2)	Baa2	312,015
28,600	Cadence Bank, 5.500%, Series A(2)	Ba1	750,750
	Capital One Financial Corp.
1,030,000	3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	1,037,725
289,245	5.000%, Series I(2)	Baa3	7,737,304
	Citigroup, Inc.
550,000	3.875% to 02/18/26 then USD 5 Year Tsy + 3.417%, Series X(2)	Ba1	551,375
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	303,000
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,604,531
1,125,000	4.700% to 01/30/25 then SOFR + 3.234%, Series V(2)	Ba1	1,139,287
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(2)	Ba1	4,890,600
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(2)	Ba1	1,921,510
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(2)	Ba1	2,990,620
16,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(2)	Ba1	448,704
150,000	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(2)	BB+(3)	4,135,500
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1)(2)	BBB+(3)	1,302,205
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F(1)(2)	BBB+(3)	864,150
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1)(2)	BBB+(3)	566,035
1,050,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(2)	Baa2	1,147,125
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	252,500
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	1,116,720
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	BB-(5)	943,560
45,761	Fifth Third Bancorp, 6.000%, Series A(2)	Baa3	1,199,853
20,800	First Citizens BancShares, Inc., 5.375%, Series A(2)	Baa3	543,920
21,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	602,069
20,000	First Republic Bank, 4.000%, Series M(2)	Baa3	490,000
10,100	Fulton Financial Corp., 5.125%, Series A(2)	Baa3	265,125
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,627,501
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	933,325
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,600,000
600,000	5.500% to 08/10/24 then USD 5 Year Tsy + 3.623%, Series Q(2)	Ba1	634,500
80,280	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(2)	Ba1	2,261,488
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	375,856
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	1,202,250

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	JPMorgan Chase & Co.
3,050,000	3.451%, 3-Month USD Libor + 3.320%, Series V(2)(6)	Baa2	$3,061,398
2,150,000	3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2)	Baa2	2,150,000
28,200	4.200%, Series MM(2)	Baa2	719,664
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(2)	Baa3	4,053,225
25,277	5.625%, Series G(2)	Baa3	688,040
27,817	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(2)	Baa3	841,186
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa2	638,495
700,000	6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(2)	Baa2	752,063
18,791	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(2)	NR(4)	490,257
	Morgan Stanley
590,000	5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series N(2)	Baa3	613,600
171,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(2)	Baa3	4,995,248
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(2)	Baa3	682,158
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(2)	Baa3	4,558,295
165,623	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	Ba2	4,698,725
106,311	People’s United Financial, Inc., 5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A(2)	Ba1	2,960,761
1,575,000	PNC Financial Services Group, Inc., 3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	1,554,115
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(2)	Ba1	2,615,450
725,000	5.750% to 09/15/25 then USD 5 Year Tsy + 5.426%, Series D(2)	Ba1	795,688
66,700	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(2)	Ba1	1,928,297
56,000	Signature Bank, 5.000%, Series A(2)	Ba1	1,466,080
20,402	Sterling Bancorp, 6.500%, Series A(2)	Ba2	532,084
	SVB Financial Group
725,000	4.000% to 05/15/26 then USD 5 Year Tsy + 3.202%, Series C(2)	Baa2	729,531
350,000	4.100% to 02/15/31 then USD 10 Year Tsy + 3.064%, Series B(2)	Baa2	347,900
550,000	4.250% to 11/15/26 then USD 5 Year Tsy + 3.074%, Series D(2)	Baa2	558,731
46,000	Synchrony Financial, 5.625%, Series A(2)	BB-(3)	1,238,780
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	3,453,894
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	865,481
15,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3-Month USD Libor + 4.088%, Series B(2)	NR(4)	399,150
	Truist Financial Corp.
9,241	4.750%, Series R(2)	Baa2	245,718
1,098,000	4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa2	1,147,410
1,050,000	4.950% to 12/01/25 then USD 5 Year Tsy + 4.605%, Series P(2)	Baa2	1,129,162
	Valley National Bancorp
2,022	5.500% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(2)	BB(3)	51,460
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(2)	BB(3)	920,667
20,300	Washington Federal, Inc., 4.875%, Series A(2)	Baa3	532,063

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2)	Baa2	$848,203
46,000	4.250%, Series DD(2)	Baa2	1,146,320
36,000	4.700%, Series AA(2)	Baa2	928,800
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(2)	Baa2	1,704,915
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R(2)	Baa2	556,800
267	7.500%, Series L(2)(7)	Baa2	397,972
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(4)	1,253,664
22,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba1	599,980
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(5)	1,201,640
43,000	Zions Bancorp NA, 5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(2)	BB+(3)	43,875
			116,379,073
	FINANCIAL SERVICES – 2.8%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(1)	Ba1	486,641
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba2	1,601,331
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	1,269,562
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	826,640
700,000	American Express Co., 3.550% to 09/15/26 then USD 5 Year Tsy + 2.854%, Series D(2)	Baa2	702,363
13,400	Carlyle Finance LLC, 4.625%, 05/15/61	BBB-(3)	339,020
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2)	Ba2	882,800
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba2	829,219
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba2	600,600
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba2	666,666
	Stifel Financial Corp.
20,000	4.500%, Series D(2)	BB-(3)	516,200
21,000	6.250%, Series B(2)	BB-(3)	566,790
			9,287,832
	INSURANCE – 16.2%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,693,977
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(2)	BB(3)	2,530,000
1,515,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58	Baa3	2,225,906
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2)	Ba1	654,500
18,630	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(2)	Ba1	502,079
18,003	Assurant, Inc., 5.250%, 01/15/61	Ba1	485,541

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	BBB(3)	$643,356
88,000	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	BBB(3)	2,597,760
29,000	6.375% to 09/30/25 then USD 5 Year Tsy + 5.970%, Series C(2)	BBB(3)	827,080
152,249	Axis Capital Holdings, Ltd., 5.500%, Series E(2)	Baa3	3,848,855
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	769,890
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	398,250
100,435	Delphi Financial Group, Inc., 3.346%, 3-Month USD Libor + 3.190%, 05/15/37(6)	BBB(3)	2,422,994
825,000	Enstar Finance LLC, 5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BB+(3)	847,754
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2)	BB+(3)	1,342,024
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2)	Ba1	131,250
196,000	Everest Reinsurance Holdings, Inc., 2.541%, 3-Month USD Libor + 2.385%, 05/15/37(6)	Baa2	186,973
1,370,000	Global Atlantic Fin Co., 4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Ba1	1,391,019
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	952,656
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	829,149
7,103,000	7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37(1)	Baa3	9,860,562
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(1)	Baa2	2,381,173
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39	Baa2	3,286,853
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	5,512,500
100,476	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56	Baa2	2,945,956
29,100	RenaissanceRe Holdings, Ltd., 4.200%, Series G(2)	Baa2	732,447
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	1,259,063
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,176,469
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(2)	Ba2	679,190
			53,115,226
	UTILITIES – 11.2%
40,645	Algonquin Power & Utilities Corp., 6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 2019-A	BB+(3)	1,105,544
1,070,000	American Electric Power Co., Inc., 3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	1,087,863
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(2)	Ba1	672,244
109,000	CMS Energy Corp., 5.875%, 03/01/79	Baa3	2,932,100
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	4,349,331
725,000	Dominion Energy, Inc., 4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	750,375

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba2	$1,818,132
700,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba2	734,195
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	3,237,422
140,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	158,897
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(2)	Ba1	294,263
21,587	SCE Trust II, 5.100%, Series G(2)	Ba1	543,561
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(2)	Ba1	3,059,075
192,087	SCE Trust VI, 5.000%, Series L(2)	Ba1	4,844,434
	Sempra Energy
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,470,594
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,395,264
1,140,000	Southern California Edison Co., 6.250% to 02/01/22 then 3-Month USD Libor + 4.199%, Series E(2)	Ba1	1,140,421
	Southern Co.
825,000	3.750% to 09/15/26 then USD 5 Year Tsy + 2.915%, 09/15/51, Series 2021-A	Baa3	827,062
222,388	4.950%, 01/30/80, Series 2020A	Baa3	6,028,939
4,866	Spire, Inc., 5.900%, Series A(2)	Ba1	133,134
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	177,554
			36,760,404
	ENERGY – 5.7%
	DCP Midstream LP
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(2)	Ba3	1,287,000
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(2)	Ba3	97,110
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Baa3	378,250
1,252,000	6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 2016-A	Baa3	1,347,490
	Energy Transfer LP
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba2	1,411,272
180,186	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(2)	Ba2	4,468,613
160,236	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(2)	Ba2	4,061,983
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(2)	Ba2	40,112
1,765,000	MPLX LP, 6.875% to 02/15/23 then 3-Month USD Libor + 4.652%, Series B(2)	BB+(3)	1,778,237
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then SOFR + 4.416%, 09/15/79	Baa3	2,212,131
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A	Baa3	1,478,250
			18,560,448
	COMMUNICATIONS – 0.8%
33,000	AT&T, Inc., 4.750%, Series C(2)	Ba1	866,580
940,000	British Telecommunications PLC, 4.875% to 11/23/31 then USD 5 Year Tsy + 3.493%, 11/23/81(1)	Ba1	947,628
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	847,627
			2,661,835

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	MISCELLANEOUS – 1.4%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(1)	BBB(3)	$380,058
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	757,785
3,115,000	8.000%, Series A(1)(2)	BB(3)	3,386,410
			4,524,253
	REITS – 1.4%
	Arbor Realty Trust, Inc.
55,000	6.250% to 10/12/26 then SOFR + 5.440%, Series F(2)	NR(4)	1,399,750
24,049	6.375%, Series D(2)	NR(4)	609,642
50,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,295,126
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFR + 6.130%, Series F(2)	NR(4)	638,300
25,817	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	622,706
			4,565,524
	TOTAL PREFERRED SECURITIES (Cost $228,549,624)		245,854,595

	CONTINGENT CAPITAL SECURITIES – 22.0%
	BANKS – 20.5%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	4,783,717
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,752,750
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(2)	Ba2	849,000
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	747,750
360,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	383,549
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	687,936
10,400,000	Banco Santander SA, 4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	10,418,616
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba2	392,800
1,270,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(2)	Ba2	1,375,855
8,247,000	7.875% to 03/15/22 then USD 5 Year Swap + 6.772%(1)(2)	Ba2	8,360,396
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(2)	Ba2	775,446
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa3	656,076
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	427,338
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)	Ba1	3,410,835
500,000	Credit Agricole SA, 8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)	Baa3	593,875
	Credit Suisse Group AG
500,000	5.100% to 01/24/30 then USD 5 Year Tsy + 3.293%(1)(2)	Ba2	501,875
1,000,000	5.250% to 08/11/27 then USD 5 Year Tsy + 4.889%(1)(2)	Ba2	1,035,000
1,100,000	6.375% to 08/21/26 then USD 5 Year Tsy + 4.828%(1)(2)	Ba2	1,188,330
2,750,000	7.250% to 09/12/25 then USD 5 Year Swap + 4.332%(1)(2)	Ba2	3,022,332

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	$1,503,750
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2)	Baa3	349,375
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	937,852
	ING Groep
2,550,000	3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,409,750
4,885,000	6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(2)	Ba1	5,279,058
1,900,000	Lloyds Banking Group PLC, 7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	2,149,042
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(2)	Ba1	1,633,910
350,000	NatWest Group PLC, 4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Ba1	343,875
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	916,119
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	947,610
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	275,000
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1)(2)	Ba2	867,401
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	394,250
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301%(1)(2)	Ba1	4,267,074
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723%(1)(2)	Ba1	264,498
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	594,180
1,600,000	7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1)(2)	Baa3	1,726,312
			67,222,532
	FINANCIAL SERVICES – 0.1%
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba3	417,500
	INSURANCE – 1.4%
600,000	Allianz SE, 3.200% to 04/30/28 then USD 5 Year Tsy + 2.165%(1)(2)	Baa1	575,250
	QBE Insurance Group, Ltd.
600,000	5.875% to 05/12/25 then USD 5 Year Tsy + 5.513%(1)(2)	Baa2	649,500
3,150,000	7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(1)	Baa1	3,453,188
			4,677,938
	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $69,878,950)		72,317,970

	CORPORATE DEBT SECURITIES – 0.7%
	BANKS – 0.2%
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	595,119
	COMMUNICATIONS – 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	Ba2	313,243
36,585	6.750%, 06/15/57	Ba2	938,771
			1,252,014

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CORPORATE DEBT SECURITIES (continued)
	INSURANCE – 0.1%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26(1)	NR(4)	$460,842
	TOTAL CORPORATE DEBT SECURITIES (Cost $2,242,952)		2,307,975

	SHORT-TERM INVESTMENTS – 1.7%
	MONEY MARKET FUND – 1.7%
5,467,565	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.010%(8)		5,467,565
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,467,565)		5,467,565
	TOTAL INVESTMENTS – 99.4% (Cost $306,139,091)		325,948,105
	Other Assets In Excess Of Liabilities – 0.6%		2,058,796
	TOTAL NET ASSETS – 100.0%		$328,006,901

(1)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At December 31, 2021 the total value of these securities is $80,800,316 representing 24.6% of net assets.

(2)   Security is perpetual in nature with no stated maturity date.

(3)   Standard & Poor’s Rating.

(4)   Security is unrated by Moody’s, S&P and Fitch.

(5)   Fitch’s Rating.

(6)   The interest rate shown reflects the rate in effect as of December 31, 2021.

(7)   Convertible security.

(8)   The rate is the annualized seven-day yield as of December 31, 2021.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield